Segments (Details) - Schedule of Information of Revenues by Geographic Locations	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Information of Revenues by Geographic Locations [Line Items]
Total revenues	¥ 290,815,771	$ 40,805,940	¥ 264,759,505	¥ 290,815,771	$ 40,805,940	¥ 264,759,505
Mainland PRC revenues [Member]
Schedule of Information of Revenues by Geographic Locations [Line Items]
Total revenues	239,886,094	33,659,719	254,823,992
Hong Kong revenues [Member]
Schedule of Information of Revenues by Geographic Locations [Line Items]
Total revenues	31,038,985	4,355,250
International revenues [Member]
Schedule of Information of Revenues by Geographic Locations [Line Items]
Total revenues	¥ 19,890,692	$ 2,790,971	¥ 9,935,513